Inventory - Schedule of Inventory (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Finished goods	$ 127,904	$ 98,672	$ 175,677
Less: allowance for obsolescence
Total inventory	$ 127,904	$ 98,672	$ 175,677